Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]

Note 15 – Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2015	2014	2013
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$10,941	$84,185	$(19,389)
Income tax expense/(benefit) related to discontinued operations	-	-	343
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Pension and postretirement plans	(6,689)	(42,842)	39,394
Unrealized gains/(losses) on investment securities available-for-sale	(9,445)	18,135	(41,761)
Share-based compensation	(356)	7,220	1,569
Total	$(5,549)	$66,698	$(19,844)

The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2015	2014	2013
Current:
Federal	$(5,059)	$83,916	$2,971
State	(8,258)	(3,461)	(13,792)
Foreign	62	1	10
Deferred:
Federal	19,487	(157)	4,771
State	4,706	3,872	(13,312)
Foreign	3	14	(37)
Total	$10,941	$84,185	$(19,389)

A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35 percent to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2015	2014	2013
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$37,889	$111,381	$6,451
Increase/(decrease) resulting from:
State income taxes	7	8,786	(2,138)
Bank owned life insurance ("BOLI")	(4,897)	(6,671)	(6,646)
401(k) - employee stock ownership plan ("ESOP")	(714)	(659)	(568)
Tax-exempt interest	(6,507)	(5,798)	(5,094)
Non-deductible expenses	887	829	963
LIHTC credits and benefits, net of amortization	(7,239)	(8,075)	(3,222)
Other tax credits	(2,012)	(1,033)	(1,284)
Change in valuation allowance - DTA	(3,875)	(13,168)	(4,427)
Other changes in unrecognized tax benefits	(1,386)	(1,570)	(5,106)
Other	(1,212)	163	1,682
Total	$10,941	$84,185	$(19,389)

Certain previously reported amounts have been reclassified to agree with current presentation.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN’s management must believe that the realization of the DTA is more likely than not. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial performance. Realization is dependent on generating sufficient taxable income prior to the expiration of the carryforwards attributable to the DTA. In projecting future taxable income, FHN incorporates assumptions including the estimated amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates used to manage the underlying business.

As of December 31, 2015, the gross DTA is $393.4 million. The gross DTL is $93.3 million as of December 31, 2015. Management has assessed the ability to realize the gross DTA based on positive and negative evidence and on the basis of this evaluation, a valuation allowance of $40.8 million was recorded as of December 31, 2015. As of December 31, 2015, FHN had federal tax credit carryforwards which will expire in varying amounts between 2030 and 2035, state income tax net operating loss (“NOL”) carryforwards which will expire in varying amounts between 2016 and 2035, and federal capital loss carryforwards, which will expire in 2017. As of December 31, 2015 and 2014, FHN established a valuation allowance of $.3 million and $.1 million, respectively, against its state NOL carryforwards and $40.5 million and $44.4 million, respectively, against its capital loss carryforwards. Management believes it is more likely than not that the benefit of the capital loss carryover to 2016 will not be realized because there is uncertainty as to whether FHN will generate capital gains over the five year carryforward period. The DTA after the valuation allowance is $352.6 million as of December 31, 2015. Although realization is not assured, FHN believes that its ability to realize the net DTA is more likely than not.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2015 and 2014 were as follows:

(Dollars in thousands)	2015	2014
Deferred tax assets:
Loss reserves	$88,925	$100,569
Employee benefits	143,474	136,007
Accrued expenses	13,753	31,613
Capital loss carryforwards	40,499	44,445
Credit carryforwards	68,716	39,196
State NOL carryforwards	19,111	15,279
Other	18,970	24,097
Gross deferred tax assets	393,448	391,206
Valuation allowance	(40,806)	(44,584)
Deferred tax assets after valuation allowance	$352,642	$346,622
Deferred tax liabilities:
Depreciation and amortization	$32,177	$22,353
Federal Home Loan Bank stock	9,311	9,383
Investment in debt securities (ASC 320)	2,088	11,639
Other intangible assets	34,056	30,888
Prepaid expenses	10,893	9,874
Other	4,798	1,907
Gross deferred tax liabilities	93,323	86,044
Net deferred tax assets	$259,319	$260,578

Certain previously reported amounts have been reclassified to agree with current presentation.

The total unrecognized tax benefits ("UTB") at December 31, 2015 and December 31, 2014, was $3.7 million and $5.2 million, respectively. To the extent such unrecognized tax benefits as of December 31, 2015 are subsequently recognized, $2.1 million of tax benefits would impact tax expense and FHN’s effective tax rate in future periods. On December 31, 2015, there were no tax positions included in the balance of unrecognized tax benefits for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

FHN is currently in audit in several jurisdictions. It is reasonably possible that the UTB could decrease by $.8 million during 2016 if audits are completed and settled and if the applicable statutes of limitations expire as scheduled.

FHN recognizes interest accrued and penalties related to UTB within income tax expense. FHN had approximately $.1 million and $.9 million accrued for the payment of interest as of December 31, 2015 and December 31, 2014, respectively. The total amount of interest and penalties recognized in the Consolidated Statements of Income during 2015 and 2014 was a benefit of $.8 million and $1.1 million, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2013	$6,621
Increases related to prior year tax positions	960
Increases related to current year tax positions	868
Lapse of statutes	(3,242)
Balance at December 31, 2014	$5,207
Increases related to prior year tax positions	913
Decreases related to prior year tax positions	(428)
Increases related to current year tax positions	90
Lapse of statute	(2,109)
Balance at December 31, 2015	$3,673